Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ (4.0)	€ 0.4	€ (2.6)	€ 5.3
Acquisition related costs	€ 0.2	€ 0.2	€ 0.5	€ 0.5